Shareholders' equity	12 Months Ended
Dec. 31, 2021
Shareholders' equity
Shareholders' equity

19.Shareholders’ equity

Ordinary shares

As of December 31,2021, the authorized share capital consisted of 1,570,790,570 ordinary shares at a par value of US$ 0.00001 per share (previously US$0.0001 per share before the Share split as detailed in Note 1), of which 952,618,780 shares were designated as Class A ordinary shares, 618,171,790 as Class B ordinary shares. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by a holder thereof to any person or entity that is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into an equal number of Class A ordinary shares. No class B ordinary shares transferred to Class A ordinary shares in the presented period.

In January 2021, the Company completed its IPO, 133,975,000 American depositary shares (“ADSs”), representing 133,975,000 Class A Ordinary shares, were issued and sold to the public, with proceeds of approximately US$1,553.0 million, net of underwriter commissions and relevant offering expenses.

Treasury stock

On December 8, 2021, the Company announced that its Board of Directors authorized a share repurchase program under which the Company may repurchase up to US$500 million of its shares over a period until December 31, 2023. As of December 31, 2021, the Company has repurchased approximately 5.1 million ADSs (equivalent to approximately 5.1 million ordinary shares) for approximately US$20.0 million under this program.

The Company accounts for repurchased ordinary shares under the cost method and includes such treasury stock as a component of the shareholders’ equity.

(Accumulated deficit)/ retained earnings

Relevant PRC laws and regulations permit payments of dividends by the Group’s entities incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company’s entities in the PRC are required to annually appropriate 10% of their net after-tax income to the statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. Furthermore, cash transfers from the Company’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations. As a result of these and other restrictions under PRC laws and regulations, the Company’s subsidiaries, the VIE and VIE’s subsidiaries incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. Amounts of net assets restricted include paid in capital and statutory reserve funds of the Company’s PRC subsidiaries and the net assets of the VIEs in which the Company has no legal ownership, totaling RMB51,630 and RMB51,149(US$ 8,026) as of December 31, 2020 and 2021, respectively. Even though the Company currently does not require any such dividends, loans or advances from the PRC entities for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends or distributions to its shareholders. Except for the above, there is no other restriction on the use of proceeds generated by the Company’s subsidiaries, the VIE and VIE’s subsidiaries to satisfy any obligations of the Company.

19.Shareholders’ equity (Continued)

(Accumulated deficit)/ retained earnings (Continued)

For the year ended December 31, 2021, the Company performed a test on the restricted net assets of its consolidated subsidiaries and VIE (the “restricted net assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that the restricted net assets do not exceed 25% of the consolidated net assets of the Company as of December 31, 2021 and the condensed financial information of the Company are not required to be presented.